ITEM. 1 REPORT TO STOCKHOLDERS.

--------------------------------------------------------------------------------


                                  John Hancock
                                  Preferred
                                   INCOME FUND II


------
ANNUAL
REPORT
------


7.31.03




                              John Hancock [LOGO]

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
[A photo of Maureen Ford Goldfarb, Chairman and Chief Executive Officer, flush left next to first paragraph.]
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Table of contents
------------------------------
Your fund at a glance
page 1
------------------------------
Managers' report
page 2
------------------------------
Fund's investments
page 6
------------------------------
Financial statements
page 12
------------------------------
Trustees & officers
page 25
------------------------------
For your information
page 29
------------------------------


Dear Fellow Shareholders,

The stock market made a strong recovery in the first half of 2003. Historically low interest rates, improving corporate earnings and government stimulus in the form of tax cuts gave investors hope that the economy would soon begin to strengthen. The market's move up began in April and the breadth of the rally was enormous. As a result, the major indexes were able to wipe out their first-quarter losses and post solid gains for the first seven months of the year. With technology leading the way, the tech-heavy Nasdaq Composite Index rose 29.91% through July, while the Dow Jones Industrial Average was up 12.25% and the Standard & Poor's 500 Index returned 13.72%. With falling interest rates, bonds also did well, although they began to reverse course in July. High-yield bonds led the pack, returning 17.18% through July, as measured by the Lehman High Yield Index.

After the jarring stock-market losses of the last three years, it's a welcome relief for investors to be reminded that the market is indeed cyclical, and does move up - not just down. And mutual fund investors finally liked what they saw in their second-quarter statements: positive results. With the exception of bear funds, which bet on the market going down, every fund category tracked by Morningstar, Inc. and Lipper, Inc. posted double-digit gains in the second quarter.

Whether this rally can be sustained depends in large part on whether the economy actually does rebound, and by how much, and how corporate earnings fare. It will also depend on how soon a lot of the investors still sitting on the sidelines decide to get back into the stock market.

No matter what happens next, the dramatic reversal in the stock market's fortunes, and other economic improvements, could be signals that it's time for investors to review their portfolios with their investment professionals to make sure they are well positioned to meet their long-term investment objectives.

Sincerely,


/s/Maureen Ford Goldfarb
------------------------
Maureen Ford Goldfarb,
Chairman and Chief Executive Officer

This commentary reflects the chairman's views as of July 31, 2003. They are subject to change at any time.

-----------
YOUR FUND
AT A GLANCE
-----------

The Fund seeks to provide a high level of current income, consistent with preservation of capital, by investing in a diversified portfolio of securities that, in the opinion of the Adviser, may be undervalued relative to similar securities in the marketplace. Under normal market conditions, the Fund invests at least 80% of assets in preferred stocks and other preferred securities.

Over the last eight months

[] Preferred stocks performed well as interest rates fell and dividend tax cuts loomed.

[] Utility common stocks posted a second-half rally as demand strengthened.


[] The Fund benefited from good security selection.

--------------------------------------------------------------------------------
[Bar chart with heading "John Hancock Preferred Income Fund II". Under the heading is a note that reads "Fund performance from inception November 29, 2002 through July 31, 2003." The chart is scaled in increments of 4% with 0% at the bottom and 12% at the top. The first bar represents the 10.34% total return for John Hancock Preferred Income Fund II. A note below the chart reads "The total return for the Fund is at net asset value with all distributions reinvested and assuming a purchase at the offering price of $25.00 per share less the $1.125 per share sales load on the inception date, and a sale at the net asset value on the last day of the period."]
--------------------------------------------------------------------------------

Top 10 issuers

3.0%     Interstate Power & Light Co.
2.9%     DPL, Inc.
2.7%     General Motors Corp.
2.4%     ING Groep N.V.
2.3%     PSEG Funding Trust II
2.2%     KeySpan Corp.
2.2%     Bear Stearns Cos. Inc.
2.2%     Public Storage, Inc.
2.0%     Telephone & Data Systems, Inc.
1.8%     ONEOK, Inc.

As a percentage of net assets plus the value of preferred shares on July 31, 2003.

   BY GREGORY K. PHELPS AND MARK T. MALONEY FOR THE PORTFOLIO MANAGEMENT TEAM

                                  John Hancock
                                  Preferred Income
                                  Fund II

---------
MANAGERS'
REPORT
---------

Preferred stocks have performed well amid mostly favorable conditions from the inception of John Hancock Preferred Income Fund II on November 29, 2002, through July 31, 2003. Much of what was behind the preferred-stock rally was action by the Federal Reserve Board, which lowered interest rates on two separate occasions just before, and during, the period. Also boosting preferred stocks was demand from income-seeking individual investors and income-oriented mutual funds looking for significantly higher yields than what companies paid on their bonds and common stocks. The yields on many preferred stocks - which generally ranged from 6% to 7.5% - continued to outstrip by a fairly wide margin the yields available on Treasury and corporate bonds, as well as the dividends paid on common stocks. Demand also strengthened in advance of, and in response to, President Bush's dividend tax-cut package, which was passed in June. The final month of the Fund's fiscal year saw a dramatic rise in interest rates and bond yields that tempered an otherwise favorable backdrop for fixed-income-oriented investments, including preferreds. That said, rising interest rates offered a silver lining, providing us with an opportunity to add preferred stocks we liked at more reasonable levels.

"Preferred stocks have performed well amid mostly favorable conditions from the inception of John Hancock Preferred Income Fund II..."

FUND PERFORMANCE

From its inception on November 29, 2002, through July 31, 2003, John Hancock Preferred Income Fund II returned 10.34% at net asset value (with all distributions reinvested and assuming a purchase at the offering price of $25.00 per share less the $1.125 per share sales load on the inception date, and a sale at the net asset value on the last day of the period). Over the same period, the average income and preferred stock closed-end fund returned

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[Photos of Greg Phelps and Mark Maloney flush right next to first paragraph.]
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15.95%,  according to Lipper,  Inc.,  and the Dow Jones Utility  Average - which tracks the performance of 15 electric and natural gas utilities - returned 19.15%. The broader market, as measured by the Standard & Poor's 500 Index, returned 7.05%.

Preferred stocks issued by utility companies were some of the Fund's best performers during the period. When the Fund began operations in late 2002, utility stocks remained under pressure, mired in the remnants of the Enron debacle. We took advantage of that weakness by adding companies we liked at attractive prices. That strategy began to pay off by early 2003, when utility stocks began an encouraging rally that extended through the end of the period. A return of investor confidence in utilities was set off by a growing sense that the sector had become undervalued relative to the market as a whole and relative to its historic value. Dividend tax relief also helped. Utilities historically have offered consistently high dividends, positioning them to benefit once tax relief was enacted. Furthermore, investors liked the fact that many utility companies had begun to clean up their balance sheets, renewing or extending financing and ridding themselves of money-losing unregulated subsidiaries - such as energy trading - that caused them pain in the post-Enron environment.

"Preferred stocks issued by utility companies were some of the Fund's best performers..."

GOOD PERFORMERS

One of our best-performing and largest holdings in the utilities category was Dominion Resources. It benefited from a combination of factors, including increased profitability in its oil and natural gas operations as energy prices remained at sustained high levels. The company also enjoyed strong performance in its regulated electric and gas utility operations. Public Service Enterprise Group, another of our largest utility holdings, also

--------------------------------------------------------------------------------
[Table at top left-hand side of page entitled "Top five industry groups1." The first listing is Utilities 53%, the second is Banks-United States 10%, the third Broker services 6%, the fourth Oil & gas 4%, and the fifth Insurance 4%.]
--------------------------------------------------------------------------------

performed well. It benefited from rising electricity prices during a colder-than-normal winter in its service area during the fourth quarter of 2002 and the first quarter of 2003. We also saw good returns from Cinergy Corp., a low-cost provider of coal-fueled energy, whose focus on cost-cutting aided the company's better financial results.

Some of our larger holdings in the financial services arena also topped our best-performers list. J.P. Morgan, for example,

--------------------------------------------------------------------------------
[Pie chart in middle of page with heading "Portfolio diversification1" The chart is divided into five sections (from top to left): Preferred stocks 81%, Capital preferred securities 11%, Common stocks 4%, U.S. government agencies 3%, and Corporate bonds 1%.]
--------------------------------------------------------------------------------

benefited from an increase in growth in the private banking business as well as in its market share in underwriting stock and bond offerings. Merrill Lynch also performed well, thanks to its strong credit rating compared with its brokerage services group peers, as well as its success in diversifying across a broad range of financial services and investor categories.

In contrast, our holdings in TECO Energy Inc. were a disappointment. The company's credit rating was downgraded in response to its unsuccessful investment in non-regulated gas-fired electric generating plants. Despite this development, we continued to hold onto our stake in TECO because we believe that most of the pain associated with the company's disappointing investment is behind it. In addition, it has very

--------------------------------------------------------------------------------
[Table at top of page entitled "SCORECARD". The header for the left column is "INVESTMENT" and the header for the right column is "PERIOD'S PERFORMANCE...AND WHAT'S BEHIND THE NUMBERS." The first listing is Dominion Resources followed by an up arrow with the phrase "High energy prices help boost profits." The second listing is J.P. Morgan followed by an up arrow with the phrase "Uptick in high-net-worth client/security underwriting." The third listing is TECO Energy followed by a down arrow with the phrase "Credit rating downgrade fosters concern over company's prospects."]
--------------------------------------------------------------------------------

solid regulated electric and gas utilities in Florida and good longer-term prospects given its above-average customer growth rate and supportive regulatory environment.

OUTLOOK
For the balance of 2003, we remain optimistic about the outlook for preferred and utility common stocks. Much of our optimism stems from our macroeconomic outlook, which calls for a continually sluggish economy coupled with sustained low interest rates, which could continue to prompt strong demand for relatively high-yielding preferred and utility common stocks. In our view, the steep increase in interest rates and bond yields that occurred from about mid-June through the end of July was more a reaction to technical factors in the bond markets than it was anticipation of a stronger economy and inflation. We're also heartened by the fact that the dividend tax relief plan enacted in June could also help boost demand for many stocks that pay high dividends. Utility common stocks have other factors going for them as well, including the potential for more stable credit ratings, attractive valuations and the possible elimination of an anachronistic law limiting utility mergers.

"For the balance of 2003, we remain optimistic about the outlook for preferred and utility common stocks."

This commentary reflects the views of the portfolio management team through the end of the Fund's period discussed in this report. The team's statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

The Fund normally will invest at least 25% of its managed assets in securities of companies in the utilities industry. Such an investment concentration makes the Fund more susceptible than a broader diversified fund to factors adversely affecting the utilities industry. Sector investing is subject to greater risks than the market as a whole.

1 As a percentage of the Fund's portfolio on July 31, 2003.

FINANCIAL STATEMENTS

-----------
FUND'S
INVESTMENTS
-----------

Securities owned by the Fund on July 31, 2003

This schedule is divided into five main categories: common stocks, preferred stocks, capital preferred securities, corporate bonds and U.S. government agencies obligations, all of which are further broken down by industry group.






SHARES                                          ISSUER, DESCRIPTION                                          VALUE

------------------------------------------------------------------------------------------------------------------
COMMON STOCKS 6.26%                                                                                    $33,215,650
------------------------------------------------------------------------------------------------------------------
(Cost $31,794,454)

Utilities 6.26%                                                                                         33,215,650
235,000                                         Alliant Energy Corp.                                     4,772,850
37,000                                          CH Energy Group, Inc.                                    1,603,950
550,000                                         NiSource, Inc.                                          10,615,000
55,000                                          NSTAR                                                    2,460,150
30,000                                          Peoples Energy Corp.                                     1,229,700
180,000                                         Progress Energy, Inc.                                    7,333,200
220,000                                         Scottish Power Plc, American Depositary
                                                 Receipt (ADR) (United Kingdom)                          5,200,800

------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS 119.10%                                                                              $632,011,537
------------------------------------------------------------------------------------------------------------------
(Cost $613,179,684)

Agricultural Operations 2.52%                                                                           13,350,000
150,000                                         Ocean Spray Cranberries, Inc., 6.25%, Ser A (R)         13,350,000

Automobiles/Trucks 4.17%                                                                                22,138,667
50,000                                          Ford Motor Co., 7.50%                                    1,185,000
233,500                                         General Motors Corp., 7.25%                              5,772,120
87,900                                          General Motors Corp., 7.25%                              2,160,582
447,300                                         General Motors Corp., 7.25%                             10,779,930
91,025                                          General Motors Corp., 7.375%                             2,241,035


See notes to
financial statements.


6




SHARES                                          ISSUER, DESCRIPTION                                          VALUE

Banks - Foreign 4.41%                                                                                  $23,381,250
255,000                                         Abbey National Plc, 7.25% (United Kingdom)               6,573,900
100,000                                         Abbey National Plc, 7.375% (United Kingdom)              2,631,000
465,000                                         Royal Bank of Scotland Group Plc, 5.75%,
                                                 Ser B (United Kingdom)                                 10,690,350

Banks - United States 9.52%                                                                             50,551,200
150,000                                         ABN AMRO Capital Funding Trust V, 5.90%                  3,486,000
25,000                                          BAC Capital Trust IV, 5.875%                               607,500
19,400                                          Bank One Capital Trust VI, 7.20%                           499,550
40,000                                          BNY Capital V, 5.95%, Ser F                                978,400
140,400                                         Comerica Capital Trust I, 7.60%                          3,731,832
459,900                                         Fleet Capital Trust VII, 7.20%                          11,791,836
310,000                                         Fleet Capital Trust VIII, 7.20%                          7,957,700
73,800                                          J.P. Morgan Chase Capital IX, 7.50%                      1,918,800
259,000                                         J.P. Morgan Chase Capital X, 7.00%, Ser J                6,643,350
30,000                                          J.P. Morgan Chase Capital XI, 5.875%                       698,100
26,100                                          National Commerce Capital Trust II, 7.70%                  695,565
50,000                                          Republic New York Corp., 6.25% Ser HSBC                  1,241,500
134,300                                         USB Capital III, 7.75%                                   3,477,027
152,800                                         USB Capital IV, 7.35%                                    3,919,320
252,000                                         USB Capital V, 7.25%                                     6,390,720

Broker Services 9.46%                                                                                   50,214,122
27,400                                          Bear Stearns Cos., Inc. (The), 5.49%,
                                                 Depositary Shares, Ser G                                1,300,130
248,600                                         Bear Stearns Cos., Inc. (The), 6.15%,
                                                 Depositary Shares, Ser E                               12,467,290
64,400                                          Bear Stearns Cos., Inc. (The), 5.72%, Ser F              3,181,360
40,000                                          Lehman Brothers Holdings Capital Trust I,
                                                 8.00%, Ser I                                            1,023,200
170,000                                         Lehman Brothers Holdings Capital Trust III,
                                                 6.375%, Ser K                                           4,246,600
145,200                                         Lehman Brothers Holdings, Inc., 5.94%,
                                                 Depositary Shares, Ser C                                7,412,460
360,400                                         Merrill Lynch Preferred Capital Trust III, 7.00%         9,182,992
167,400                                         Merrill Lynch Preferred Capital Trust IV, 7.12%          4,310,550
273,200                                         Merrill Lynch Preferred Capital Trust V, 7.28%           7,089,540

Chemicals 0.47%                                                                                          2,502,000
100,000                                         NOVA Chemicals Corp., 9.04% (Canada)                     2,502,000

Diversified Operations 0.62%                                                                             3,267,392
121,600                                         Grand Metropolitan Delaware, L.P., 9.42%, Gtd Ser A      3,267,392

Finance 5.12%                                                                                           27,188,604
144,600                                         AT&T Capital Corp., 8.125%                               3,649,704
100,000                                         Citigroup Capital IX, 6.00%                              2,482,000
30,000                                          Ford Motor Credit Co., 7.375%                              741,000
100,000                                         Ford Motor Credit Co., 7.60%                             2,525,000
79,650                                          Household Finance Corp., 6.875%                          1,991,250
215,000                                         Morgan Stanley Capital Trust III, 6.25%                  5,241,700
47,000                                          Morgan Stanley Capital Trust IV, 6.25%                   1,141,160
312,000                                         Morgan Stanley Capital Trust V, 5.75%                    7,488,000
31,492                                          Transamerica Finance Corp., 7.10%                          789,190
44,000                                          Vectren Utility Holdings, Inc., 7.25%                    1,139,600


                                                                                             See notes to
                                                                                             financial statements.


                                                                                                                 7





SHARES                                          ISSUER, DESCRIPTION                                          VALUE

Insurance 5.39%                                                                                        $28,618,060
42,400                                          Great-West Life & Annuity Insurance Capital I,
                                                 7.25%, Ser A                                            1,079,080
737,200                                         ING Groep N.V., 7.05% (Netherlands)                     18,798,600
331,075                                         PLC Capital Trust IV, 7.25%                              8,740,380

Leisure 0.48%                                                                                            2,551,000
100,000                                         Hilton Hotels Corp., 8.00%                               2,551,000

Media 2.44%                                                                                             12,922,440
104,000                                         Newscorp Overseas Ltd., 8.625%,
                                                 Ser A (Cayman Islands)                                  2,636,400
182,500                                         Shaw Communications, Inc., 8.45%, Ser A (Canada)         4,526,000
233,200                                         Shaw Communications, Inc., 8.50% (Canada)                5,760,040

Oil & Gas 5.73%                                                                                         30,406,308
62,000                                          Anadarko Petroleum Corp., 5.46%,
                                                 Depositary Shares, Ser B                                6,138,000
25,000                                          Apache Corp., 5.68%, Depositary Shares, Ser B            2,511,720
32,355                                          Devon Energy Corp., 6.49%, Ser A                         3,300,210
253,500                                         Nexen, Inc., 9.375%, Ser 1 (Canada)                      6,547,905
274,000                                         Nexen, Inc., 9.75% (Canada)                              6,945,900
195,300                                         OXY Capital Trust I, 8.16%                               4,962,573

Real Estate Investment Trusts 4.33%                                                                     22,984,397
200,000                                         Duke Realty Corp., 6.625%**                              4,956,260
9,400                                           Duke Realty Corp., 7.99%, Ser B                            473,819
24,130                                          Kimco Realty Co., 6.65%, Ser F                             605,663
307,100                                         Public Storage, Inc., 7.50%,
                                                 Depositary Shares, Ser V                                8,138,150
304,500                                         Public Storage, Inc., 8.00%,
                                                 Depositary Shares, Ser R                                8,093,610
26,700                                          Public Storage, Inc., 8.60%                                716,895

Telecommunications 3.15%                                                                                16,689,358
604,300                                         Telephone & Data Systems, Inc., 7.60%, Ser A            15,868,918
31,800                                          Verizon New England, Inc., 7.00%, Ser B                    820,440

Utilities 61.29%                                                                                       325,246,739
25,000                                          AGL Capital Trust II, 8.00%                                662,500
193,000                                         Ameren Corp., 9.75%, Conv                                5,465,760
110,000                                         American Electric Power Co., Inc., 9.25%, Conv           5,104,000
39,870                                          Baltimore Gas & Electric Co., 6.99%, Ser 1995            4,086,675
160,200                                         BGE Capital Trust I, 7.16%                               4,029,030
15,143                                          Boston Edison Co., 4.78%                                 1,250,812
110,000                                         Cinergy Corp., 9.50%, Conv                               6,484,500
210,000                                         Cleveland Electric Financing Trust I, 9.00%              5,659,500
92,000                                          Consumers Energy Co. Financing I, 8.36%                  2,327,600
212,500                                         Consumers Energy Co. Financing II, 8.20%                 5,365,625
265,100                                         Consumers Energy Co. Financing III, 9.25%                6,932,365
217,000                                         Consumers Energy Co. Financing IV, 9.00%                 5,728,800
182,300                                         CPL Capital I, 8.00%, Ser A                              4,606,721
50,000                                          Detroit Edison Co., 7.375%                               1,275,500
25,900                                          Detroit Edison Co., 7.54%                                  652,680
30,600                                          Detroit Edison Co., 7.625%                                 768,672
150,000                                         Dominion CNG Capital Trust I, 7.80%                      3,960,000
120,000                                         Dominion Resources, Inc., 9.50%, Conv                    6,738,000
230,000                                         DTE Energy Co., 8.75%, Conv                              6,012,200
253,000                                         DTE Energy Trust I, 7.80%                                6,578,000
148,000                                         Duke Capital Financing Trust II, 7.375%, Ser U           3,713,320
37,000                                          Duke Capital Financing Trust III, 8.375%                   953,490


See notes to
financial statements.


8





SHARES                                          ISSUER, DESCRIPTION                                          VALUE

Utilities (continued)
499,600                                         Duke Energy Capital Trust I, 7.20%, Ser Q              $12,534,964
79,600                                          Duke Energy Capital Trust II, 7.20%                      2,036,168
190,000                                         Duke Energy Corp., 8.25%, Conv                           2,625,800
424,800                                         Energy East Capital Trust I, 8.25%                      11,286,936
35,500                                          Entergy Mississippi, Inc., 7.25%                           946,075
25,000                                          Enterprise Capital Trust I, 7.44%, Ser A                   625,000
12,800                                          Florida Power & Light Co., 7.05%, Ser T                  1,355,601
479,703                                         FPC Capital I, 7.10%, Ser A                             12,242,021
140,000                                         FPL Group, Inc., 8.00%, Conv                             7,595,000
57,000                                          Georgia Power Capital Trust IV, 6.85%                    1,434,690
104,000                                         Georgia Power Capital Trust V, 7.125%                    2,705,040
54,400                                          HECO Capital Trust II, 7.30%, Ser 1998                   1,368,160
27,330                                          Indiana Michigan Power Co., 6.875%                       2,748,031
700,000                                         Interstate Power & Light Co., 8.375%, Ser B             23,310,000
75,100                                          KCPL Financing I, 8.30%                                  1,915,050
325,000                                         KeySpan Corp., 8.75%, Conv                              17,078,750
88,200                                          MCN Financing II, 8.625%                                 2,270,268
163,805                                         Met-Ed Capital Trust, 7.35%                              4,185,218
24,100                                          Monongahela Power Co., 4.50%, Ser C                      1,542,400
55,500                                          Monongahela Power Co., 7.73%, Ser L                      4,939,500
175,800                                         Northern States Power Co., 8.00%                         4,769,454
81,800                                          OGE Energy Capital Trust I, 8.375%                       2,142,342
491,300                                         ONEOK, Inc., 8.50%, Conv                                14,296,830
99,600                                          Penelec Capital Trust, 7.34%                             2,564,700
60,900                                          Potomac Electric Power Co. Trust I, 7.375%               1,541,988
680,000                                         PSEG Funding Trust II, 8.75%                            18,339,600
122,800                                         PSO Capital I, 8.00%, Ser A                              3,097,016
7,900                                           Public Service Electric & Gas Co., 4.18%, Ser B            569,195
100,000                                         Public Service Enterprise Group, Inc., 10.25%, Conv      5,840,000
163,735                                         Puget Energy, Inc., 7.45%, Ser II                        4,257,110
232,060                                         Puget Sound Energy Capital Trust II, 8.40%               6,219,208
203,800                                         SEMCO Capital Trust I, 10.25%                            5,359,940
15,000                                          South Carolina Electric & Gas Co., 6.52%                 1,545,000
34,000                                          Southern Co. Capital Trust V, 6.875%                       856,800
20,000                                          Southern Co. Capital Trust VI, 7.125%                      524,800
12,000                                          Southern Union Co., 5.75%, Conv                            614,640
292,700                                         Southwestern Public Service, 7.85%, Ser A                7,425,799
121,100                                         SWEPCO Capital I, 7.875%, Ser A                          3,054,142
53,300                                          TDS Capital II, 8.04%                                    1,343,160
490,434                                         TECO Capital Trust I, 8.50%                             12,800,327
35,000                                          TECO Energy, Inc., 9.50%, Conv                             619,850
35,000                                          TXU Corp., 8.125%, Conv                                  1,153,250
304,519                                         Virginia Power Capital Trust, 7.375%                     7,978,398
529,800                                         WEC Capital Trust I, 6.85%                              13,382,748
37,400                                          Western Resources Capital I, 7.875%, Ser A                 927,520
36,900                                          Western Resources Capital II, 8.50%, Ser B                 922,500


                                                                                             See notes to
                                                                                             financial statements.


                                                                                                                 9




                                                                                   PAR VALUE
ISSUER, DESCRIPTION                                                                (000S OMITTED)            VALUE
------------------------------------------------------------------------------------------------------------------
CAPITAL PREFERRED SECURITIES 16.11%                                                                    $85,492,610
------------------------------------------------------------------------------------------------------------------
(Cost $81,182,338)

Banks - Foreign 0.74%                                                                                    3,943,552
Lloyds TSB Bank Plc, (United Kingdom), 6.90% 11-29-49                              $4,000                3,943,552

Banks - United States 3.91%                                                                             20,764,080
BNY Capital I, 7.97% 12-31-26, Ser B                                                4,700                4,989,957
J.P. Morgan Capital Trust I, 7.54% 01-15-27                                        12,000               12,171,480
Summit Capital Trust I, 8.40% 03-15-07, Ser B                                       3,300                3,602,643

Telecommunications 2.02% 10,698,772
TCI Communications Financing Trust III, 9.65% 03-31-27                              9,243               10,698,772

Utilities 9.44%                                                                                         50,086,206
Dominion Resources Capital Trust I, 7.83% 12-01-27                                  3,450               $3,556,277
Dominion Resources Capital Trust III, 8.40% 01-15-31                                5,000                5,739,950
DPL, Inc., 8.125% 09-01-31                                                         21,400               22,523,500
KN Capital Trust I, 8.56% 04-15-27, Ser B                                          10,000               11,273,300
KN Capital Trust III, 7.63% 04-15-28                                                6,749                6,993,179


ISSUER, DESCRIPTION,                   INTEREST            CREDIT                  PAR VALUE
MATURITY DATE                          RATE                RATING*                 (000S OMITTED)            VALUE

------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS 1.72%                                                                                   $9,116,825
------------------------------------------------------------------------------------------------------------------
(Cost $12,500,744)

Utilities 1.72%                                                                                          9,116,825
Black Hills Corp.,
 Note 05-15-13                         6.500%              BBB-                    5,000                 4,697,400
Entergy Gulf States Corp.,
 1st Mtg Bond 07-01-33 (R)             6.200               BBB-                    5,000                 4,419,425

------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES OBLIGATIONS 4.33%                                                             $22,989,825
------------------------------------------------------------------------------------------------------------------
(Cost $20,436,131)

Government - U.S. Agencies 4.33%                                                                        22,989,825
Federal National Mortgage Assn.,
 Bond 02-15-05                         7.125               AAA                     16,353               17,689,825
 Disc Note 08-01-03                     Zero               Aaa                     5,300                 5,300,000

------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS 147.52%                                                                             $782,826,447
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET (47.52%)                                                           ($252,189,944)
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS 100.00%                                                                              $530,636,503
------------------------------------------------------------------------------------------------------------------


See notes to
financial statements.


10



Notes to Schedule of Investments


   * Credit ratings are unaudited and rated by Moody's Investors Service or John Hancock Advisers, LLC, where Standard & Poor's ratings are not available.

  ** A portion of this security having an aggregate value of $4,708,447 or 0.89% of the Fund's net assets, has been purchased on a when-issued basis.
     The purchase price and the interest rate of this security is fixed at the trade date, although the Fund does not earn any interest on these securities until the settlement date. The Fund has instructed its custodian bank to segregate assets with a current value at least equal to the amount of its when-issued commitments. Accordingly, the market value of $4,821,840 of Interstate Power & Light Co., 8.375%, has been segregated to cover the when-issued commitments.

 (R) These securities are exempt from registration under rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
     Rule 144A securities amounted to $17,769,425 or 3.35% of the Fund's net assets as of July 31, 2003.

     Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, the security is U.S.
     dollar-denominated.

     The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.



                                                           See notes to
                                                           financial statements.


                                                                              11



FINANCIAL STATEMENTS

-----------
ASSETS AND
LIABILITIES
-----------

July 31, 2003

This Statement of Assets and Liabilities is the Fund's balance sheet. It shows the value of what the Fund owns, is due and owes. You'll also find the net asset value for each common share.

--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investments at value (cost $759,093,351)                            $782,826,447
Cash segregated for futures contracts                                    352,000
Receivable for investments sold                                        3,056,436
Dividends and interest receivable                                      3,843,071
Unrealized appreciation of swap contracts                              3,570,911
Variation margin receivable                                              420,000
Other assets                                                              24,858
Total assets                                                         794,093,723

--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Due to custodian                                                       3,782,021
Payable for investments purchased                                      5,187,100
Payable for swap contracts                                               123,948
Payable to affiliates
 Management fee                                                           11,917
 Other                                                                    20,419
Other payables and accrued expenses                                      316,999
Total liabilities                                                      9,442,404
Auction Preferred Shares (APS), at value, unlimited
 number of shares of beneficial interest authorized
 with no par value, 10,160 shares issued, liquidation
 preference of $25,000 per share                                     254,014,816

--------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------
Common shares capital paid-in                                        498,485,121
Accumulated net realized loss on investments and
 financial futures contracts                                             (36,708)
Net unrealized appreciation of investments,
financial futures contracts and swap contracts                        29,469,268
Accumulated net investment income                                      2,718,822
Net assets applicable to common shares                              $530,636,503

--------------------------------------------------------------------------------
NET ASSET VALUE PER COMMON SHARE
--------------------------------------------------------------------------------
Based on 21,044,196 shares of beneficial interest
 outstanding - unlimited number of shares authorized
 with no par value                                                        $25.22


See notes to
statements.


12


FINANCIAL STATEMENTS

----------
OPERATIONS
----------

For the period ended July 31, 2003 1

This Statement of Operations summarizes the Fund's investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends                                                            $25,233,273
Interest                                                               4,993,578

Total investment income                                               30,226,851

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Investment management fee                                              3,514,447
APS auction fee                                                          260,844
Accounting and legal services fee                                        140,978
Federal excise tax                                                       101,637
Custodian fee                                                             99,150
Printing                                                                  59,033
Organization expense                                                      53,000
Auditing fee                                                              48,450
Registration and filing fee                                               36,390
Trustees' fee                                                             33,698
Transfer agent fee                                                        29,470
Legal fee                                                                 10,849
Miscellaneous                                                              5,378
Interest expense                                                           2,372

Total expenses                                                         4,395,696

Less expense reductions                                                 (937,151)

Net expenses                                                           3,458,545

Net investment income                                                 26,768,306

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------

Net realized gain (loss) on
Investments                                                            4,166,877
Financial futures contracts                                             (477,627)
Change in net unrealized appreciation (depreciation) of
Investments                                                           23,733,096
Financial futures contracts                                            2,165,261
Swap contracts                                                         3,570,911

Net realized and unrealized gain                                      33,158,518
Distributions to APS                                                  (1,655,754)

Increase in net assets from operations                               $58,271,070


1 Inception period from 11-29-02 through 7-31-03.




                                                           See notes to
                                                           financial statements.


                                                                              13



FINANCIAL STATEMENTS

----------
CHANGES IN
NET ASSETS
----------

This Statement of Changes in Net Assets shows how the value of the Fund's net assets has changed since the inception of the fund. The difference reflects earnings less expenses, any investment gains and losses, distributions paid to shareholders, and any increase due to the sale of common shares.


                                                                        PERIOD
                                                                         ENDED
                                                                       7-31-03 1

--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
--------------------------------------------------------------------------------
From operations
Net investment income                                                $26,768,306
Net realized gain                                                      3,689,250
Change in net unrealized appreciation (depreciation)                  29,469,268
Distributions to APS                                                  (1,655,754)
Increase in net assets resulting from operations                      58,271,070
Distributions to common shareholders
From net investment income                                           (26,506,137)
From Fund share transactions                                         498,871,570

--------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------
End of period 2                                                     $530,636,503



1 Inception period from 11-29-02 through 7-31-03.
2 Includes accumulated net investment income of $2,718,822.



See notes to
financial statements.


14


----------
FINANCIAL
HIGHLIGHTS
----------

COMMON SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the inception of the Fund.

PERIOD ENDED                                                             7-31-03 1
----------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
----------------------------------------------------------------------------------
Net asset value, beginning of period                                      $23.88 2
Net investment income 3                                                     1.30
Net realized and unrealized gain on investments                             1.55
Distributions to APS                                                       (0.08)
Total from investment operations                                            2.77
Less distributions to common shareholders
From net investment income                                                 (1.26)
Capital charges
Offering costs related to common shares                                    (0.03)
Offering costs and underwriting discounts related to APS                   (0.14)
                                                                           (0.17)
Net asset value, end of period                                            $25.22
Per share market value, end of period                                     $24.51
Total return at market value 4,5 (%)                                        1.78 6

----------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------
Net assets applicable to common shares, end of period (in millions)         $531
Ratio of expenses to average net assets 7 (%)                               1.01 8
Ratio of adjusted expenses to average net assets 9 (%)                      1.28 8
Ratio of net investment income to average net assets 10 (%)                 7.84 8
Portfolio turnover (%)                                                       147

----------------------------------------------------------------------------------
SENIOR SECURITIES
----------------------------------------------------------------------------------
Total value of ARPS outstanding (in millions)                               $254
Involuntary liquidation preference per unit (in thousands)                   $25
Approximate market value per unit (in thousands)                             $25
Asset coverage per unit 11                                               $78,821

   1 Inception period from 11-29-02 through 7-31-03.
   2 Reflects the deduction of a $1.125 per share sales load.
   3 Based on the average of common shares outstanding.
   4 Assumes dividend reinvestment and a purchase at the offering price of $25.00 per share on the inception date and a sale at the current market price on the last day of the period.
   5 Total return would have been lower had certain  expenses not been reduced during the period shown.
   6 Not annualized.
   7 Ratio calculated on the basis of expenses applicable to common shares relative to the average net assets of common shares. Without the exclusion of preferred shares, the annualized ratio of expenses would have been 0.74%.
   8 Annualized.
   9 Ratio calculated on the basis of expenses applicable to common shares relative to the average net assets of common shares and does not take into consideration expense reductions during the period shown. Without the exclusion of preferred shares, the annualized adjusted ratio of expenses would have been 0.94%.
  10 Ratio calculated on the basis of net investment income relative to the average net assets of common shares. Without the exclusion of preferred shares, the annualized ratio of net investment income would have been 5.71%.
  11 Calculated by subtracting the Fund's total liabilities from the Fund's total assets and dividing that amount by the number of APS outstanding as of the applicable 1940 Act Evaluation Date, which may differ from the financial reporting date.



                                                           See notes to
                                                           financial statements.


                                                                              15


----------
NOTES TO
STATEMENTS
----------

NOTE A
Accounting policies
John Hancock Preferred Income Fund II (the "Fund") is a diversified closed-end management investment company registered under the Investment Company Act of 1940.

Significant accounting policies of the Fund are as follows:

Valuation of investments
Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees.
Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value. The Fund determines the net asset value of the common shares each business day.

Investment transactions
Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis. Some securities may be purchased on a "when-issued" or "forward delivery" basis, which means that the securities will be delivered to the Fund at a future date, usually beyond customary settlement date.

Discount and premium on securities
The Fund accretes discount and amortizes premium from par value on securities from either the date of issue or the date of purchase over the life of the security.

Expenses
The majority of expenses are directly identifiable to an individual fund.
Expenses that are not readily identifiable to a specific fund will be allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Organization expenses and offering costs
Expenses incurred in connection with the organization of the Fund, which amounted to $53,000, have been borne by the Fund. Offering costs of $698,787 related to common shares and offering costs of $324,856 incurred in connection with the preferred shares were charged to the Fund's capital paid-in.


16



Financial futures contracts
The Fund may buy and sell financial futures contracts. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other
Fund's instruments. At the time the Fund enters into a financial futures contract, it is required to deposit with its custodian a specified amount of cash or U.S. government securities, known as "initial margin," equal to a certain percentage of the value of the financial futures contract being traded.
Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodities exchange on which it trades. Subsequent payments to and from the broker, known as "variation margin," are made on a daily basis as the market price of the financial futures contract fluctuates.
Daily variation margin adjustments, arising from this "mark to market," are recorded by the Fund as unrealized gains or losses.

When the contracts are closed, the Fund recognizes a gain or loss. Risks of entering into financial futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. In addition, the Fund could be prevented from opening or realizing the benefits of closing out futures positions because of position limits or limits on daily price fluctuation imposed by an exchange.

For federal income tax purposes, the amount, character and timing of the Fund's gains and/or losses can be affected as a result of financial futures contracts.

On July 31, 2003, the Fund had deposited $352,000 in a segregated account to cover margin requirements on open financial futures contracts.


The Fund had the following open financial futures contracts on July 31, 2003:
--------------------------------------------------------------------------------

                    NUMBER OF
OPEN CONTRACTS      CONTRACTS    POSITION   EXPIRATION      APPRECIATION
--------------------------------------------------------------------------------
U.S. 10-Yr Note     320          Long       SEP 03          $2,165,261

--------------------------------------------------------------------------------

Interest rate swap contracts
The Fund may enter into swap transactions in order to hedge the value of the Fund's portfolio against interest rate fluctuations or to enhance the Fund's income. Interest rate swaps represent an agreement between two counterparties to exchange cash flows based on the difference in the two interest rates, applied to the notional principal amount for a specified period. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

Accrued interest receivable or payable on the swap contracts is recorded daily as interest income or as an offset to interest income. The Fund settles accrued net receivable or payable under the swap contracts on a periodic basis. The Fund records changes in the value of the swaps as unrealized gains or losses on swap contracts. The Fund records realized gains or losses at the time the swap contracts are closed out.

Swap  contracts  are subject to risks related to the  counterparty's  ability to perform  under the  contract,  and may  decline  in value if the  counterparty's creditworthiness  deteriorates.  The risks may arise from unanticipated movement in interest rates.  The Fund may also suffer losses if it is unable to terminate
outstanding   swap   contracts  or  reduce  its  exposure   through   offsetting
transactions.


                                                                              17



The Fund had the following open interest rate swap contracts on July 31, 2003:
--------------------------------------------------------------------------------

                       RATE TYPE
              ----------------------------
                                  PAYMENT
NOTIONAL      PAYMENT MADE        RECEIVED        TERMINATION     UNREALIZED
AMOUNT        BY FUND  BY FUND    DATE            APPRECIATION
--------------------------------------------------------------------------------
$63,500,000   2.56% (a)           3-month LIBOR   JUN 08          $3,570,911

--------------------------------------------------------------------------------

(a) Fixed rate

Federal income taxes
The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders.
Therefore, no federal income tax provision is required.

Dividends, interest and distributions
Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to common and preferred shareholders from net investment income and net realized gains on the ex- dividend date. During the period ended July 31, 2003, the tax character of distributions paid was as follows: ordinary income $28,161,891.

As of July 31, 2003, the components of distributable earnings on a tax basis included $3,979,393 of undistributed ordinary income and $1,013,377 of undistributed long-term gain. Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates
The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B
Management fee and transactions with affiliates and others
The Fund has an investment management contract with John Hancock Advisers, LLC
(the "Adviser"), a wholly owned subsidiary of the Berkeley Financial Group, LLC.
Under the investment management contract, the Fund pays a daily management fee to the Adviser at an annual rate of 0.75% of the Fund's average daily net assets and the value attributable to the Auction Preferred Shares ("managed assets").

The Adviser has contractually agreed to limit the Fund's management fee to the following: 0.55% of the Fund's average daily managed assets until the fifth anniversary of the commencement of the Fund's operations, 0.60% of such assets in the sixth year, 0.65% of such assets in the seventh year and 0.70% of average daily managed assets in the eighth year. Accordingly, the reduction in the management fee amounted to $937,151 for the period ended July 31, 2003. After the eighth year the Adviser will no longer waive a portion of the management fee.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period was at an annual


18



rate of 0.03% of the  average  managed  assets of the  Fund.  Ms.  Maureen  Ford
Goldfarb and Mr. John M. DeCiccio are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John
Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. The Deferred Compensation
Plan investments had no impact on the operations of the Fund.

NOTE C
Fund share transactions

Common shares
This listing illustrates the Fund's common shares sold, offering costs and underwriting discount charged to capital paid-in, reclassification of the Fund's capital accounts, distributions reinvested and the number of common shares outstanding at the end of the period, along with the corresponding dollar value.

                                                     PERIOD ENDED 7-31-03 1
                                                 SHARES                 AMOUNT
Shares sold                                  21,023,602           $501,938,498 2
Offering cost related to common shares                -               (698,787)
Offering costs and underwriting discount
 related to Auction Preferred Shares                  -             (2,864,856)
Reclassification of capital accounts                  -               (386,449)
Distributions reinvested                         20,594                496,715
Net increase                                 21,044,196           $498,485,121


1  Inception period from 11-29-02 through 7-31-03.
2 Net of $1.125 per share sales load of the initial offering price of $25.00 per share.

Auction Preferred Shares
The Fund issued a total of 10,160 Auction Preferred Shares (2,032 shares of
Series M, 2,032 shares of Series T, 2,032 shares of Series W, 2,032 shares of
Series TH and 2,032 shares of Series F) (collectively, the "APS") on January 29,
2003, in a public offering. The underwriting discount of $2,540,000 has been charged to capital paid-in of common shares. Dividends on the APS, which accrue daily, are cumulative at a rate that was established at the offering of the APS and has been reset every seven days thereafter by an auction (except for the Series W shares, for which the initial reset date was July 31, 2003, at which time the Fund elected a Special Dividend Period of 182 days for subsequent distributions). Dividend rates on APS ranged from 1.00% to 1.45% during the period ended July 31, 2003. Accrued dividends on APS are included in the value of APS on the Fund's Statement of Assets and Liabilities.

The APS are redeemable at the option of the Fund, at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends on any dividend payment date. The APS are also subject to mandatory


                                                                              19


redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if the Fund is in default on its asset coverage requirements with respect to the APS as defined in the Fund's by-laws. If the dividends on the APS shall remain unpaid in an amount equal to two full years' dividends, the holders of the APS, as a class, have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the common shareholders have equal voting rights of one vote per share, except that the holders of the APS, as a class, vote to elect two members of the Board of Trustees, and separate class votes are required on certain matters that affect the respective interests of the APS and common shares.

NOTE D
Investment
transactions
Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended July 31, 2003, aggregated $1,810,845,610 and $1,051,922,666, respectively.

The cost of
investments owned on July 31, 2003, including short-term investments, for federal income tax purposes was $759,462,315. Gross unrealized appreciation and depreciation of investments aggregated $30,539,639 and $7,175,507, respectively, resulting in net unrealized appreciation of $23,364,132. The unrealized appreciation of swap contracts for federal income tax purposes was $3,570,911.
The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on wash sales.

NOTE E
Reclassification
of accounts
During the period ended July 31, 2003, the Fund reclassified amounts to reflect an increase in accumulated net realized loss on investments of $3,725,958, an increase in accumulated net investment income of $4,112,407 and a decrease in capital paid-in of $386,449. This represents the amount necessary to report these balances on a tax basis, excluding certain temporary differences, as of July 31, 2003. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus accounting principles generally accepted in the United States of America, book and tax differences in accounting for deferred compensation, federal excise tax and non-deductible organization costs. The calculation of net investment income in the Fund's Financial Highlights excludes these adjustments.


20


---------
AUDITORS'
REPORT
---------

Report of Deloitte & Touche LLP, Independent Auditors

To The Board of Trustees and Shareholders of
John Hancock Preferred Income Fund II:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of John Hancock Preferred Income Fund II (the
"Fund") as of July 31, 2003, and the related statements of operations, changes in net assets and financial highlights for the period ended July 31, 2003. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at July 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers are not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July
31, 2003, the results of its operations, the changes in its net assets, and its financial highlights for the period ended July 31, 2003, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
September 5, 2003


                                                                              21


-----------
TAX
INFORMATION
-----------

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund paid during its taxable period ended
July 31, 2003.

With respect to the ordinary dividends paid by the Fund for the fiscal period ended July 31, 2003, 70.26% of the dividends qualify for the corporate dividends-received deduction.

The Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax
Relief  Reconciliation  Act of  2003.  This  amount  will be  reflected  on Form
1099-DIV for the calendar year 2003.

If the Fund paid dividends during the fiscal year end, shareholders will be mailed a 2003 U.S. Treasury Department Form 1099-DIV in January 2004. This will reflect the total of all distributions that are taxable for the calendar year
2003.


22


INVESTMENT
OBJECTIVE
AND POLICY
The Fund's primary objective is to provide a high level of current income, consistent with preservation of capital. The Fund's secondary objective is to provide growth of capital to the extent consistent with its primary objective.
The Fund seeks to achieve its objectives by investing in a diversified portfolio of securities that, in the opinion of the Adviser, may be undervalued relative to similar securities in the marketplace.

Under normal market conditions, the Fund invests at least: (a) 80% of its assets in preferred stocks and other preferred securities, including convertible preferred securities, (b) 25% of its total assets in the industries comprising the utilities sector and (c) 80% of its total assets in preferred securities or other fixed income securities which are rated investment grade or higher by Moody's or Standard & Poor's at the time of investment. "Assets" are defined as net assets including the liquidation preference of APS plus borrowing for investment purposes.

DIVIDEND
REINVESTMENT PLAN
The Fund offers its  shareholders  a Dividend  Reinvestment  Plan (the  "Plan"), which offers the  opportunity to earn compounded  yields.  Each holder of common shares will  automatically have all distributions of dividends and capital gains
reinvested  by  Mellon  Investor   Services,   as  Plan  Agent  for  the  common
shareholders  (the "Plan  Agent"),  unless an election is made to receive  cash.
Holders of common shares who elect not to  participate  in the Plan will receive all  distributions  in cash, paid by check mailed directly to the shareholder of record (or, if the common shares are held in street or other nominee name,  then to the nominee) by the Plan Agent, as dividend  disbursing  agent.  Shareholders whose  shares are held in the name of a broker or a nominee  should  contact the broker or nominee to determine whether and how they may participate in the Plan.

If the Fund declares a dividend payable either in common shares or in cash, non-participants will receive cash and participants in the Plan will receive the equivalent in common shares. If the market price of the common shares on the payment date of the dividend is equal to or exceeds their net asset value as determined on the payment date, participants will be issued common shares (out of authorized but unissued shares) at a value equal to the higher of net asset value or 95% of the market price. If the net asset value exceeds the market price of the common shares at such time, or if the Board of Trustees declares a dividend payable only in cash, the Plan Agent will, as agent for Plan participants, buy shares in the open market, on the New York Stock Exchange or elsewhere, for the participant's accounts. Such purchases will be made promptly after the payable date for such dividend and, in any event, prior to the next ex-dividend date after such date, except where necessary to comply with federal securities laws. If, before the Plan Agent has completed its purchases, the market price exceeds the net asset value of the common shares, the average per share purchase price paid by the Plan Agent may exceed the net asset value of the common shares, resulting in the acquisition of fewer shares than if the dividend had been paid in shares issued by the Fund.

Each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of dividends and distributions. The cost per share of the shares purchased for each participant's account will be the average cost, including brokerage commissions, of any shares purchased on the open market


                                                                              23


plus the cost of any shares issued by the Fund. There will be no brokerage charges with respect to common shares issued directly by the Fund. There are no other charges to participants for reinvesting dividends or capital gain distributions.

Participants in the Plan may withdraw from the Plan at any time by contacting the Plan Agent by telephone, in writing or by visiting the Plan Agent's Web site at www.melloninvestor.com. Such withdrawal will be effective immediately if received not less than ten days prior to a dividend record date; otherwise, it will be effective for all subsequent dividend record dates. When a participant withdraws from the Plan or upon termination of the Plan, as provided below, certificates for whole common shares credited to his or her account under the Plan will be issued and a cash payment will be made for any fraction of a share credited to such account.

The Plan Agent maintains each shareholder's account in the Plan and furnishes monthly written confirmations of all transactions in the accounts, including information needed by the shareholders for personal and tax records. The Plan
Agent will hold common shares in the account of each Plan participant in non-certificated form in the name of the participant. Proxy material relating to the shareholders' meetings of the Fund will include those shares purchased as well as shares held pursuant to the Plan.

The reinvestment of dividends and distributions will not relieve participants of any federal income tax that may be payable or required to be withheld on such dividends or distributions. Participants under the Plan will receive tax information annually. The amount of dividend to be reported on 1099-DIV should be (1) in the case of shares issued by the Fund, the fair market value of such shares on the dividend payment date and (2) in the case of shares purchased by the Plan Agent in the open market, the amount of cash used by the Plan Agent to purchase shares in the open market, including the amount of cash allocated to brokerage commissions paid on such purchases.

Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate the Plan as applied to any dividend or distribution paid subsequent to written notice of the change sent to all shareholders of the Fund at least 90 days before the record date for the dividend or distribution. The Plan may be amended or terminated by the Plan
Agent after at least 90 days' written  notice to all  shareholders  of the Fund.
All correspondence or additional information concerning the Plan should be directed to the Plan Agent, Mellon Bank, N.A., c/o Mellon Investor Services,
P.O. Box 3338, South Hackensack, NJ 07606-1938 (telephone 1-800-852-0218).

SHAREHOLDER
COMMUNICATION
AND ASSISTANCE
If you have any questions concerning the Fund, we will be pleased to assist you.
If you hold shares in your own name and not with a brokerage firm, please address all notices, correspondence, questions or other communications regarding the Fund to the transfer agent at:

Mellon Investor Services
85 Challenger Road
Overpeck Centre
Ridgefield Park, NJ 07660
Telephone 1-800-852-0218

If your shares are held with a brokerage firm, you should contact that firm, bank or other nominee for assistance.


24


----------
TRUSTEES
& OFFICERS
----------

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.


INDEPENDENT TRUSTEES

                                                                                NUMBER OF
NAME, AGE                                                          TRUSTEE      JOHN HANCOCK
PRINCIPAL OCCUPATION(S) AND OTHER                                  OF FUND      FUNDS OVERSEEN
DIRECTORSHIPS DURING PAST 5 YEARS                                  SINCE1       BY TRUSTEE

----------------------------------------------------------------------------------------------
James F. Carlin, Born: 1940                                        1992         32
----------------------------------------------------------------------------------------------
Director and Treasurer,  Alpha  Analytical Inc.  (analytical laboratory) (since 1985); Part Owner and Treasurer, Lawrence
Carlin Insurance  Agency,  Inc. (since 1995); Part Owner and
Vice President,  Mone Lawrence Carlin Insurance Agency, Inc.
(since  1996);  Director  and  Treasurer,  Rizzo  Associates
(until 2000);  Chairman and CEO, Carlin  Consolidated,  Inc.
(management/investments) (since 1987); Director and Partner,
Proctor   Carlin  &  Co.,  Inc.   (until   1999);   Trustee,
Massachusetts  Health and  Education Tax Exempt Trust (since
1993);  Director  of the  following:  Uno  Restaurant  Corp.
(until  2001),  Arbella  Mutual  (insurance)  (until  2000),
HealthPlan Services, Inc. (until 1999), Flagship Healthcare,
Inc.  (until 1999),  Carlin  Insurance  Agency,  Inc. (until
1999);  Chairman,  Massachusetts  Board of Higher  Education
(until 1999).

----------------------------------------------------------------------------------------------
William H. Cunningham, Born: 1944                                  1995         32
----------------------------------------------------------------------------------------------
Former  Chancellor,  University  of Texas  System and former
President  of  the  University  of  Texas,  Austin,   Texas;
Chairman and CEO, IBT Technologies (until 2001); Director of the following: The University of Texas Investment Management
Company   (until   2000),   Hire.com   (since   2000),   STC
Broadcasting,  Inc.  and  Sunrise  Television  Corp.  (until
2001), Symtx, Inc. (since 2001),  Adorno/ Rogers Technology,
Inc. (since 2001),  Pinnacle Foods Corporation (since 2001),
rateGenius  (since 2001),  LaQuinta Motor Inns,  Inc. (hotel
management    company)    (until   1998),    Jefferson-Pilot
Corporation  (diversified  life  insurance  company)  (since
1985),  New  Century  Equity  Holdings   (formerly   Billing
Concepts) (until 2001), eCertain (until 2001),  ClassMap.com
(until 2001),  Agile Ventures  (until 2001),  LBJ Foundation
(until 2000),  Golfsmith  International,  Inc. (until 2000),
Metamor  Worldwide  (until 2000),  AskRed.com  (until 2001),
Southwest  Airlines  (since 2000) and Introgen (since 2000);
Advisory  Director,  Q Investments  (since  2000);  Advisory
Director, Chase Bank (formerly Texas Commerce Bank-D Austin)
(since  1988),  LIN  Television   (since  2002)  and  WilTel
Communications (since 2002).


                                                                              25


INDEPENDENT TRUSTEES (CONTINUED)

                                                                                NUMBER OF
NAME, AGE                                                          TRUSTEE      JOHN HANCOCK
PRINCIPAL OCCUPATION(S) AND OTHER                                  OF FUND      FUNDS OVERSEEN
DIRECTORSHIPS DURING PAST 5 YEARS                                  SINCE1       BY TRUSTEE

----------------------------------------------------------------------------------------------
Ronald R. Dion, Born: 1946                                         1998         32
----------------------------------------------------------------------------------------------
Chairman and Chief Executive  Officer,  R.M.  Bradley & Co.,
Inc.;  Director,  The New England Council and  Massachusetts
Roundtable;  Trustee, North Shore Medical Center;  Director,
BJ's  Wholesale  Club,  Inc. and a corporator of the Eastern
Bank; Trustee, Emmanuel College.

----------------------------------------------------------------------------------------------
Charles L. Ladner,2 Born: 1938                                     1992         32
----------------------------------------------------------------------------------------------
Chairman and Trustee,  Dunwoody  Village,  Inc.  (retirement
services);   Senior  Vice  President  and  Chief   Financial
Officer,  UGI Corporation  (Public Utility Holding  Company)
(retired  1998);  Vice  President and Director for AmeriGas,
Inc.  (retired 1998);  Director of AmeriGas  Partners,  L.P.
(until 1997) (gas distribution); Director, EnergyNorth, Inc.
(until 1995); Director, Parks and History Association (since
2001).

----------------------------------------------------------------------------------------------
Patti McGill Peterson,2 Born: 1943                                 2002         31
----------------------------------------------------------------------------------------------
Executive  Director,  Council for International  Exchange of
Scholars  (since  1998);   Vice   President,   Institute  of
International Education (since 1998); Senior Fellow, Cornell
Institute  of  Public  Affairs,  Cornell  University  (until
1997);  President  Emerita of Wells College and St. Lawrence
University;   Director,  Niagara  Mohawk  Power  Corporation
(electric utility).

----------------------------------------------------------------------------------------------
John A. Moore,2 Born: 1939                                         2002         31
----------------------------------------------------------------------------------------------
President  and  Chief  Executive   Officer,   Institute  for
Evaluating  Health  Risks,  (nonprofit  institution)  (until
2001);  Senior  Scientist,  Sciences  International  (health research) (since 1998);  Principal,  Hollyhouse (consulting)
(since 2000);  Director,  CIIT (nonprofit  research)  (since
2002).

----------------------------------------------------------------------------------------------
Steven Pruchansky, Born: 1944                                      1992         32
----------------------------------------------------------------------------------------------
Chairman and Chief Executive  Officer,  Mast Holdings,  Inc.
(since 2000);  Director and President,  Mast Holdings,  Inc.
(until 2000); Managing Director, JonJames, LLC (real estate)
(since 2001); Director, First Signature Bank & Trust Company
(until  1991);  Director,  Mast Realty Trust  (until  1994);
President, Maxwell Building Corp. (until 1991).

----------------------------------------------------------------------------------------------
Norman H. Smith, Born: 1933                                        1992         32
----------------------------------------------------------------------------------------------
Lieutenant General, United States Marine Corps; Deputy Chief
of Staff for  Manpower  and  Reserve  Affairs,  Headquarters
Marine Corps;  Commanding  General III Marine  Expeditionary
Force/3rd Marine Division (retired 1991).

----------------------------------------------------------------------------------------------
John P. Toolan,2 Born: 1930                                        1993         32
----------------------------------------------------------------------------------------------
Director, The Smith Barney Muni Bond Funds, The Smith Barney
Tax-Free  Money  Funds,  Inc.,  Vantage  Money  Market Funds
(mutual   funds),   The   Inefficient-Market    Fund,   Inc.
(closed-end  investment  company);  Chairman,  Smith  Barney
Trust Company of Florida  (retired  1991);  Director,  Smith
Barney,  Inc.,  Mutual  Management  Company and Smith Barney
Advisers,  Inc. (investment advisers) (retired 1991); Senior
Executive  Vice  President,   Director  and  member  of  the
Executive  Committee,  Smith  Barney,  Harris  Upham  & Co.,
Incorporated (investment bankers) (until 1991).


26


INTERESTED TRUSTEES 3

                                                                                NUMBER OF
NAME, AGE                                                          TRUSTEE      JOHN HANCOCK
PRINCIPAL OCCUPATION(S) AND OTHER                                  OF FUND      FUNDS OVERSEEN
DIRECTORSHIPS DURING PAST 5 YEARS                                  SINCE1       BY TRUSTEE

----------------------------------------------------------------------------------------------
John M. DeCiccio, Born: 1948                                       2001         54
----------------------------------------------------------------------------------------------
Trustee
Executive Vice President and Chief Investment Officer,  John
Hancock Financial Services,  Inc.; Director,  Executive Vice
President and Chief  Investment  Officer,  John Hancock Life
Insurance  Company;  Chairman of the Committee of Finance of
John Hancock Life Insurance Company;  Director, John Hancock
Subsidiaries,  LLC  (Subsidiaries,   LLC),  Hancock  Natural
Resource Group,  Independence  Investment  LLC,  Declaration
Management  Research  LLC, John Hancock  Advisers,  LLC (the
"Adviser"), The Berkeley Financial Group, LLC ("The Berkeley
Group"),  John Hancock Funds, LLC ("John Hancock Funds") and
Massachusetts Business Develop- ment Corporation;  Director,
John Hancock  Insurance  Agency,  Inc.  ("Insurance  Agency,
Inc.") (until 1999).

----------------------------------------------------------------------------------------------
Maureen Ford Goldfarb, Born: 1955                                  2000         54
----------------------------------------------------------------------------------------------
Trustee, Chairman, President and Chief Executive Officer
Executive Vice President,  John Hancock Financial  Services,
Inc.,  John  Hancock  Life  Insurance   Company;   Chairman,
Director, President and Chief Executive Officer, the Adviser
and The Berkeley Group;  Chairman,  Director,  President and
Chief  Executive  Officer,  John  Hancock  Funds;  Chairman,
Director  and  Chief  Executive  Officer,   Sovereign  Asset
Management Corporation ("SAMCorp.");  Director, Independence
Investment LLC,  Subsidiaries,  LLC, and Signature Services;
Senior  Vice  President,  MassMutual  Insurance  Co.  (until
1999).


PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

NAME, AGE
POSITION(S) HELD WITH FUND                                                             OFFICER
PRINCIPAL OCCUPATION(S) AND                                                            OF FUND
DIRECTORSHIPS DURING PAST 5 YEARS                                                        SINCE

----------------------------------------------------------------------------------------------
Richard A. Brown, Born: 1949                                                              2002
----------------------------------------------------------------------------------------------
Senior Vice President and Chief Financial Officer
Senior  Vice   President,   Chief   Financial   Officer  and
Treasurer, the Adviser, John Hancock Funds, and The Berkeley
Group;   Second   Vice   President   and  Senior   Associate
Controller, Corporate Tax Department, John Hancock Financial
Services, Inc. (until 2001).

----------------------------------------------------------------------------------------------
Thomas H. Connors, Born: 1959                                                             2002
----------------------------------------------------------------------------------------------
Vice President and Compliance Officer
Vice President and Compliance Officer,  the Adviser and each of the John  Hancock  funds;  Vice  President,  John Hancock
Funds.

----------------------------------------------------------------------------------------------
William H. King, Born: 1952                                                               2002
----------------------------------------------------------------------------------------------
Vice President and Treasurer
Vice President and Assistant  Treasurer,  the Adviser;  Vice
President and  Treasurer of each of the John Hancock  funds;
Assistant Treasurer of each of the John Hancock funds (until
2001).


                                                                              27



PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES (CONTINUED)

NAME, AGE
POSITION(S) HELD WITH FUND                                                             OFFICER
PRINCIPAL OCCUPATION(S) AND                                                            OF FUND
DIRECTORSHIPS DURING PAST 5 YEARS                                                        SINCE

----------------------------------------------------------------------------------------------
Susan S. Newton, Born: 1950                                                               2002
----------------------------------------------------------------------------------------------
Senior Vice President, Secretary and Chief Legal Officer
Senior Vice  President,  Secretary and Chief Legal  Officer,
SAMCorp.,  the Adviser and each of the John  Hancock  funds,
John Hancock Funds and The Berkeley  Group;  Vice President,
Signature  Services  (until  2000);  Director,  Senior  Vice
President and Secretary, NM Capital.

  The business address for all Trustees and Officers is 101 Huntington Avenue, Boston, Massachusetts 02199. The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available, without charge, upon request, by calling 1-800-225-5291.
1 Each Trustee  serves  until  resignation,  retirement  age or until his or her successor is elected.
2 Member of Audit Committee.
3 Interested Trustees hold positions with the Fund's investment adviser, underwriter and certain other affiliates.

-----------
FOR YOUR
INFORMATION
-----------

INVESTMENT ADVISER
John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

CUSTODIAN
The Bank of New York
One Wall Street
New York, New York 10286

TRANSFER AGENT AND
DIVIDEND DISBURSER
Mellon Investor Services
85 Challenger Road
Overpeck Centre
Ridgefield Park, New Jersey 07660

TRANSFER AGENT
FOR DARTS
Deutsche Bank Trust
Company Americas
280 Park Avenue
New York, New York 10017

LEGAL COUNSEL
Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

INDEPENDENT AUDITORS
Deloitte & Touche LLP
200 Berkeley Street
Boston, Massachusetts 02116-5022

STOCK SYMBOL
Listed New York Stock Exchange:
HPF

For shareholder assistance
refer to page 24

--------------------------------------------------------------------------------
HOW TO
CONTACT US
----------


On the Internet                     www.jhfunds.com

By regular mail                     Mellon Investor Services
                                    85 Challenger Road
                                    Overpeck Centre
                                    Ridgefield Park, NJ 07660

Customer service representatives    1-800-852-0218

Portfolio commentary                1-800-344-7054

24-hour automated information       1-800-843-0090

TDD Line                            1-800-231-5469

The Fund's voting policies and procedures are available without charge, upon request:

By phone                            1-800-225-5291

On the Fund's Web site              www.jhfunds.com/proxy

On the SEC's Web site               www.sec.gov
--------------------------------------------------------------------------------

-------------
  PRESORTED
  STANDARD
U. S. Postage
    PAID
    MIS
-------------


John Hancock [LOGO]

1-800-852-0218
1-800-843-0090 EASI-Line
1-800-231-5469 (TDD)

www.jhfunds.com




                                                                     P110A  7/03
                                                                            9/03


ITEM 2.  CODE OF ETHICS.

As of the end of the period, July 31, 2003, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the "Senior Financial Officers"). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Charles L. Ladner is the audit committee financial expert and is "independent", pursuant to general instructions on Form N-CSR Item 3.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

See attached Exhibit "Proxy Voting Policies and Procedures".

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10.  EXHIBITS.

(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c) Proxy Voting Policies and Procedures are attached.



SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


By:
      ------------------------------
      Maureen Ford Goldfarb
      Chairman, President and Chief Executive Officer

Date: September 26, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:
      -------------------------------
      Maureen Ford Goldfarb
      Chairman, President and Chief Executive Officer

Date: September 26, 2003


By:
      -----------------------
      Richard A. Brown
      Senior Vice President and Chief Financial Officer

Date: September 26, 2003